UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04806
                                                    ----------------------------

                                 THE GALAXY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Glen P. Martin, President
                       c/o Columbia Management Group, Inc
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 866-840-5469
                                                           -------------

                    Date of fiscal year end: OCTOBER 31, 2005
                                            -----------------

                   Date of reporting period: JANUARY 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.71%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 15.81%

$ 85,000,000   2.46%, 03/23/05 (A)                           $    84,997,659
  50,000,000   1.55%, 05/04/05                                    50,000,000
  50,000,000   1.60%, 05/13/05                                    50,000,000
  50,000,000   1.65%, 05/16/05                                    50,000,000
  40,000,000   1.75%, 05/23/05                                    40,000,000
  50,000,000   1.80%, 05/27/05                                    50,000,000
  50,000,000   1.81%, 05/27/05                                    50,000,000
                                                             ---------------
                                                                 374,997,659
                                                             ---------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 11.17%

  70,000,000   2.42%, 09/09/05, MTN (A)                           70,000,000
 120,000,000   2.55%, 10/07/05 (A)                               120,000,000
  75,000,000   2.17%, 11/07/05 (A)                                75,000,000
                                                             ---------------
                                                                 265,000,000
                                                             ---------------

               FEDERAL HOME LOAN BANK  - 7.04%

  55,000,000   1.35%, 04/15/05                                    55,000,000
  32,000,000   2.59%, 04/19/05 (A)                                31,997,984
  50,000,000   2.45%, 04/25/05 (A)                                49,995,425
  10,000,000   1.30%, 04/27/05                                     9,998,851
  20,000,000   1.35%, 04/29/05                                    20,000,000
                                                             ---------------
                                                                 166,992,260
                                                             ---------------

               FEDERAL FARM CREDIT BANK  - 1.69%

  40,000,000   2.32%, 11/23/05 (A)                                40,000,000
                                                             ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          846,989,919
                                                             ---------------
               (Cost $846,989,919)

CORPORATE NOTES AND BONDS - 34.20%

               FINANCE  - 33.95%

   1,000,000   1212 Jackson LLC
               Series 2004
               2.50%, 09/01/24 (B)
               LOC: Fifth Third Bank                               1,000,000
   2,100,000   701 Green Valley Associates LLC
               Series 1997
               2.62%, 12/01/17 (B)
               LOC: Wachovia Bank, N.A.                            2,100,000
   1,845,000   Allen Temple African Methodist
               Episcopal Church
               2.50%, 07/01/22 (B)
               LOC: Fifth Third Bank                               1,845,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

$ 75,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               2.53%, 02/20/06 (A)(C)                        $    75,000,000
   5,800,000   Anomatic Corp.
               Series 2002
               2.50%, 07/01/10 (B)
               LOC: Fifth Third Bank                               5,800,000
   4,540,000   Barry-Wehmiller Group, Inc.
               2.50%, 05/01/18 (B)
               LOC: Fifth Third Bank                               4,540,000
  13,600,000   BF FT Myers, Inc./BF South, Inc.
               2.50%, 11/01/17 (B)
               LOC: Fifth Third Bank                              13,600,000
   8,000,000   BRCH Corp.
               Series 1999
               2.41%, 12/01/28 (B)
               LOC: Wachovia Bank, N.A.                            8,000,000
   2,150,000   Butler County Surgical Properties
               LLC
               Series 03-A
               2.50%, 03/01/23 (B)
               LOC: Fifth Third Bank                               2,150,000
   1,155,000   Carriage Inn of Bowerston, Inc.
               Series 2004
               2.50%, 12/01/24 (B)
               LOC: Fifth Third Bank                               1,155,000
  21,000,000   CC USA, Inc., MTN
               2.40%, 12/02/05 (A)(C)                             20,995,181
   5,000,000   CCO LLC
               2.50%, 09/01/24 (B)
               LOC: Fifth Third Bank                               5,000,000
   1,105,000   Cincinnati Hills Christian
               Academy, Inc.
               Series 2003
               2.50%, 04/01/23 (B)
               LOC: Fifth Third Bank                               1,105,000
   3,150,000   Crest Products, Inc.
               2.50%, 03/01/13 (B)
               LOC: Fifth Third Bank                               3,150,000
   3,250,000   Don's Launderers-Cleaners, Inc.
               Series 2004
               2.50%, 05/01/24 (B)(C)
               LOC: Fifth Third Bank                               3,250,000
   1,720,000   Elder Land Development Corp.
               Series 2003
               2.50%, 09/01/23 (B)
               LOC: Fifth Third Bank                               1,720,000
   4,665,000   Elder Land Development of Tampa
               Bay
               Series 2003
               2.50%, 09/01/23 (B)
               LOC: Fifth Third Bank                               4,665,000
   3,390,000   Elmhurst Memorial Healthcare
               Obligated Group
               Series 2004
               2.47%, 01/01/34 (B)
               LOC: Fifth Third Bank                               3,390,000

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

 $ 1,510,000   Encore Commercial Development LLC
               2.50%, 06/01/23 (B)
               LOC: Fifth Third Bank                         $     1,510,000
   5,000,000   Eskaton Lodge Granite Bay LP
               2.52%, 06/01/33 (B)
               LOC: U.S. Bank, N.A.                                5,000,000
   1,500,000   Evangelical Community Church
               of Bloomington Indiana, Inc.
               2.50%, 07/01/23 (B)
               LOC: Fifth Third Bank                               1,500,000
   2,510,000   Evendale Surgical Properties LLC
               Series 2003
               2.50%, 10/01/23 (B)
               LOC: Fifth Third Bank                               2,510,000
   4,000,000   Exal Corp.
               2.50%, 03/01/09 (B)
               LOC: Fifth Third Bank                               4,000,000
   2,900,000   Fornell Associates LLC
               Series 2003
               2.50%, 07/01/23 (B)
               LOC: Fifth Third Bank                               2,900,000
   1,145,000   Fortune 5 LLC
               2.50%, 05/01/21 (B)
               LOC: Fifth Third Bank                               1,145,000
   1,245,000   Fortune 5 LLC
               2.50%, 09/01/22 (B)
               LOC: Fifth Third Bank                               1,245,000
   1,600,000   Four Flags Properties, Inc.
               Series 2003
               2.50%, 10/01/28 (B)
               LOC: Fifth Third Bank                               1,600,000
   1,600,000   Garfield Investment Group LLC
               2.50%, 07/01/28 (B)
               LOC: Fifth Third Bank                               1,600,000
  75,000,000   General Electric Capital Corp.
               MTN, Extendible
               2.58%, 02/17/06 (A)                                75,032,741
     995,000   Gilligan Oil Co.
               Series 2002
               2.50%, 01/01/17 (B)
               LOC: Fifth Third Bank                                 995,000
   1,630,000   Gold Key Processing, Ltd.
               Series 2004
               2.50%, 07/01/24 (B)
               LOC: Fifth Third Bank                               1,630,000
  75,000,000   Goldman Sachs Group LP
               MTN, Extendible
               2.81%, 02/14/06 (A)(C)(D)                          75,063,464
   1,390,000   Great Lakes Marina & Storage LLC
               Series 1998
               2.50%, 09/01/23 (B)
               LOC: Fifth Third Bank                               1,390,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

 $ 1,500,000   Greene River Packing, Inc.
               Series 1997
               2.62%, 11/01/16 (B)
               LOC: Wachovia Bank, N.A.                      $     1,500,000
  30,000,000   Harrier Finance Funding LLC, MTN
               2.26%, 08/15/05 (A)(C)                             30,000,000
  45,000,000   HBOS Treasury Services Plc
               MTN, Extendible
               2.41%, 02/01/06 (A)(C)                             45,000,000
   1,100,000   Home Builders Association of
               Greater Toledo, Inc.
               Series 2002
               2.50%, 09/01/27 (B)
               LOC: Fifth Third Bank                               1,100,000
   1,700,000   Hudson Montessori School Project
               Series 2004
               2.51%, 07/01/30 (B)
               LOC: National City Bank                             1,700,000
   2,620,000   Ice Land USA, Ltd.
               2.50%, 08/01/22 (B)
               LOC: Fifth Third Bank                               2,620,000
   1,500,000   IHA Capital Development LLC
               Series 03-A
               2.50%, 07/01/28 (B)
               LOC: Fifth Third Bank                               1,500,000
   1,120,000   Jatip LLC
               2.50%, 10/01/22 (B)
               LOC: Fifth Third Bank                               1,120,000
   2,370,000   JBM Realty Co. PLL
               Series 2002
               2.50%, 05/01/22 (B)
               LOC: Fifth Third Bank                               2,370,000
   3,250,000   Joe Holland Chevrolet, Inc.
               Series 2004
               2.50%, 07/01/24 (B)
               LOC: Fifth Third Bank                               3,250,000
   1,200,000   JW Harris Co., Inc.
               Series 1999
               2.50%, 01/01/20 (B)
               LOC: Fifth Third Bank                               1,200,000
   3,435,000   Katz Capital Corp.
               Series 99-A
               2.45%, 11/15/29 (B)
               LOC: Fifth Third Bank                               3,435,000
   1,430,000   Kingston Healthcare Co.
               2.45%, 12/01/21 (B)
               LOC: Fifth Third Bank                               1,430,000
   4,950,000   Kingston Healthcare Co.
               Series 03-A
               2.45%, 08/21/25 (B)
               LOC: Fifth Third Bank                               4,950,000

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

 $ 5,800,000   Kokomo Grain Co., Inc.
               2.63%, 11/01/10 (B)(C)
               LOC: General Electric Capital
               Corp.                                         $     5,800,000
   1,000,000   L3 Corp.
               Series 2004
               2.50%, 10/01/44 (B)
               LOC: Fifth Third Bank                               1,000,000
   3,720,000   Laird Brothers LLC
               Series 2003
               2.50%, 02/01/28 (B)
               LOC: Fifth Third Bank                               3,720,000
   1,900,000   Lee Family Partnership LLC
               Series 2004
               2.50%, 06/01/34 (B)
               LOC: Fifth Third Bank                               1,900,000
   5,200,000   Manor Homes Holdings LLC/
               Stewart Lodge Holdings LLC
               Series 2000
               2.50%, 06/01/23 (B)
               LOC: Fifth Third Bank                               5,200,000
   1,335,000   Master Auto Service Group LLC
               Series 2003
               2.50%, 12/01/23 (B)
               LOC: Fifth Third Bank                               1,335,000
  30,000,000   MBIA Global Funding LLC, MTN
               2.36%, 02/07/05 (A)(C)                             30,000,000
  20,000,000   MBIA Global Funding LLC, MTN
               2.54%, 07/29/05 (A)(C)                             20,000,000
   6,000,000   Med Portfolio LLC
               Series 2004
               2.45%, 12/01/54 (B)(C)
               LOC: Fifth Third Bank                               6,000,000
   7,055,000   Meyer Cookware Industries, Inc.
               Series 1999
               2.47%, 05/01/27 (B)
               LOC: BNP Paribas                                    7,055,000
   1,815,000   Miami Christel Manor, Inc.
               Series 2003
               2.45%, 09/01/23 (B)
               LOC: Fifth Third Bank                               1,815,000
  85,000,000   Morgan Stanley
               Series EXL, Extendible
               2.59%, 02/27/06 (A)                                85,000,000
   6,140,000   MRN LP
               2.51%, 12/01/33 (B)
               LOC: U.S. Bank, N.A.                                6,140,000
   2,115,000   Neighborhood Properties
               Series 2003
               2.50%, 09/01/23 (B)
               LOC: Fifth Third Bank                               2,115,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

 $ 4,000,000   New Lexington Clinic PSC
               Series 2003
               2.50%, 05/01/18 (B)
               LOC: Fifth Third Bank                         $     4,000,000
   3,500,000   Nosam LLC
               Series 2004
               2.55%, 04/01/24 (B)
               LOC: Wachovia Bank, N.A.                             3,500,000
  11,000,000   Palms at Brentwood LLC
               Series 2004
               2.66%, 12/01/34 (B)
               LOC: AmSouth Bank                                  11,000,000
   3,435,000   Persimmon Ridge Golf Course
               2.50%, 04/01/14 (B)
               LOC: Fifth Third Bank                               3,435,000
   2,165,000   Petitti Enterprises, Inc. &
               Pearl Road Garden Center
               2.50%, 08/01/23 (B)
               LOC: Fifth Third Bank                               2,165,000
   1,000,000   Physicians Medical Plaza LLC
               Series 2004
               2.50%, 12/01/24 (B)
               LOC: Fifth Third Bank                               1,000,000
   2,480,000   Pike Street Properties LLC
               Series 2000
               2.50%, 12/01/23 (B)
               LOC: Fifth Third Bank                               2,480,000
   2,350,000   Pomeroy Investments LLC
               Series 2002
               2.50%, 06/01/22 (B)
               LOC: Fifth Third Bank                               2,350,000
   1,860,000   Racetrac Capital LLC
               Series 98-A
               2.55%, 04/01/18 (B)
               LOC: Wachovia Bank                                  1,860,000
   1,675,000   RMD Corp.
               Series 2003
               2.50%, 06/01/13 (B)
               LOC: Fifth Third Bank                               1,675,000
  35,000,000   Royal Bank of Canada
               MTN, Extendible
               2.43%, 02/10/06 (A)                                35,000,000
   3,900,000   Royce G Pulliam/M&A LLC
               Series 2003
               2.50%, 08/01/23 (B)
               LOC: Fifth Third Bank                               3,900,000
   5,070,000   S & S Firestone, Inc.
               Series 2003
               2.47%, 12/01/33 (B)
               LOC: Bank One, N.A.                                 5,070,000
   1,255,000   Sanders CRS Exchange LLC
               2.76%, 10/01/23 (B)
               LOC: Wells Fargo Bank, N.A.                         1,255,000

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

 $ 7,680,000   Service Oil, Inc.
               2.52%, 09/01/22 (B)
               LOC: U.S. Bank, N.A.                          $     7,680,000
   2,755,000   SJD Service Co. LLC
               2.50%, 10/01/23 (B)
               LOC: Fifth Third Bank                               2,755,000
  11,500,000   Smith of Georgia LLC
               Series 2004
               2.50%, 12/01/24 (B)
               LOC: Fifth Third Bank                              11,500,000
   7,196,000   South Bend Mac LP
               Series 1997
               2.47%, 12/01/27 (B)
               LOC: LaSalle Bank, N.A.                             7,196,000
   1,950,000   South Elgin Leasing, Inc.
               2.54%, 07/01/33 (B)
               LOC: National City Bank                             1,950,000
   1,200,000   State Crest, Ltd.
               2.50%, 06/12/23 (B)
               LOC: Fifth Third Bank                               1,200,000
   5,300,000   Texas Disposal Systems
               Series 2000
               2.52%, 05/01/12 (B)
               LOC: JPMorgan Chase & Co.                           5,300,000
   3,090,000   Tireless Corp.
               Series 1999
               2.50%, 04/01/19 (B)
               LOC: Fifth Third Bank                               3,090,000
   1,125,000   United Transportation Union
               Series 2004
               2.50%, 06/01/09 (B)
               LOC: Fifth Third Bank                               1,125,000
   1,785,000   Urbancrest Southern Missionary
               Baptist Church
               2.50%, 05/01/23 (B)
               LOC: Fifth Third Bank                               1,785,000
  65,000,000   Wells Fargo & Co.
               Extendible
               2.45%, 02/15/06 (A)(C)                             65,000,000
   2,000,000   Word of Delivererance Ministries
               for the World
               2.50%, 12/01/24 (B)
               LOC: Fifth Third Bank                               2,000,000
   2,175,000   Zang Skidmore, Inc.
               Series 2003
               2.50%, 09/01/23 (B)
               LOC: Fifth Third Bank                               2,175,000
                                                             ---------------
                                                                 805,287,386
                                                             ---------------

               CONSUMER CYCLICAL  - 0.16%
   3,700,000   Boozer Lumber LLC
               Series 2004
               2.62%, 10/01/17 (B)
               LOC: Wachovia Bank                                  3,700,000
                                                             ---------------

 PAR VALUE                                                           VALUE
 ---------                                                          ------

               CONSUMER STAPLES  - 0.09%

 $ 2,272,000   Barnes & Thornburg
               2.50%, 07/01/08 (B)
               LOC: Fifth Third Bank                         $     2,272,000
                                                             ---------------
               TOTAL CORPORATE NOTES AND BONDS                   811,259,386
                                                             ---------------
               (Cost $811,259,386)

CERTIFICATES OF DEPOSIT - 12.43%

  50,000,000   Barclays Bank Plc
               Series 1, Yankee
               2.45%, 03/24/05 (A)                                49,999,292
  37,000,000   Barclays Bank Plc, Yankee
               2.46%, 05/25/05 (A)                                36,996,498
  50,000,000   BNP Paribas, Yankee
               2.40%, 04/18/05 (A)                                49,996,328
  70,000,000   Canadian Imperial Bank of
               Commerce N.Y.
               Yankee, Extendible
               2.53%, 02/15/06 (A)                                70,000,000
  88,000,000   Societe Generale
               Series 1, Yankee
               2.52%, 03/30/05 (A)                                87,998,608
                                                             ---------------
               TOTAL CERTIFICATES OF DEPOSIT                     294,990,726
                                                             ---------------
               (Cost $294,990,726)

MUNICIPAL SECURITIES - 4.49%

               ALABAMA  - 0.11%

   2,655,000   City of Atmore
               Industrial Park Project
               Series B
               2.60%, 01/01/34 (B)
               LOC: Southtrust Bank, N.A.                          2,655,000
                                                             ---------------

               ILLINOIS  - 0.12%

   2,900,000   Upper Illinois River Valley
               Development Authority, IDR
               Advance Flexible, Series B
               2.54%, 06/01/17 (B)
               LOC: Lasalle Bank, N.A.                             2,900,000
                                                             ---------------

               INDIANA  - 0.09%

   2,125,000   Michigan City, EDR
               Consolidated Biscuit Co. Project
               2.50%, 10/01/13 (B)(C)
               LOC: Fifth Third Bank                               2,125,000
                                                             ---------------

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               KENTUCKY  - 0.25%

 $ 2,200,000   Covington, IBR
               Third Street LLC Project
               2.50%, 10/01/27 (B)
               LOC: Fifth Third Bank                         $     2,200,000
   1,770,000   Henderson Regional, IDA
               Sights Investment Property
               Series 2003-A
               2.50%, 07/01/23 (B)
               LOC: Fifth Third Bank                               1,770,000
   2,000,000   Pioneer Village, IBR
               Little Flock Project, Series B
               2.52%, 08/01/23 (B)
               LOC: Fifth Third Bank                               2,000,000
                                                             ---------------
                                                                   5,970,000
                                                             ---------------

               MINNESOTA  - 0.09%

   2,000,000   Lake City, IDR
               Valley Craft, Inc. Project
               2.57%, 10/01/17 (B)(C)
               LOC: U.S. Bank Trust, N.A.                          2,000,000
                                                             ---------------

               MISSISSIPPI  - 0.21%

   5,000,000   Mississippi Business Finance
               Corp., IDR
               Conair Corp. Project
               2.51%, 01/14/15 (B)
               LOC: Wachovia Bank, N.A.                            5,000,000
                                                             ---------------

               NEW JERSEY  - 3.12%

  74,000,000   New Jersey, EDA
               State Pension Funding Revenue
               2.38%, 02/15/29 (B)
               Insured: FSA
               SPA: Dexia Credit Local de France                  74,000,000
                                                             ---------------

               NORTH CAROLINA  - 0.12%

   2,815,000   Wake County Industrial
               Facilities, PCR
               Bob Barker Project
               Series A
               2.52%, 04/01/18 (B)
               LOC: Wachovia Bank, N.A.                            2,815,000
                                                             ---------------

               WISCONSIN  - 0.38%

   9,000,000   Wisconsin Heart Hospital
               Revenue LLC
               2.42%, 11/01/23 (B)
               LOC: Bank One, N.A.                                 9,000,000
                                                             ---------------

 PAR VALUE                                                           VALUE
 ---------                                                          ------

               TOTAL MUNICIPAL SECURITIES                        106,465,000
                                                             ---------------
               (Cost $106,465,000)

COMMERCIAL PAPER - 5.06%

               FINANCE  - 3.58%

$ 20,000,000   Bavaria Universal Funding
               2.39%, 02/14/05 (E)(F)                        $    19,982,811
  25,000,000   Market Street Funding
               2.36%, 02/08/05 (E)(F)                             24,988,528
  10,000,000   Mitten GMAC Mortgage Corp.
               2.36%, 02/03/05 (E)(G)                              9,998,689
  30,000,000   Thornburg Mortgage Capital
               Resource
               2.45%, 02/16/05 (E)(F)                             29,969,500
                                                             ---------------
                                                                  84,939,528
                                                             ---------------

               MUNICIPAL  - 1.48%

  35,000,000   Texas Public Finance Authority
               2.47%, 03/03/05                                    35,000,000
                                                             ---------------
               TOTAL COMMERCIAL PAPER                            119,939,528
                                                             ---------------
               (Cost $119,939,528)

REPURCHASE AGREEMENTS - 8.02%

 100,000,000   Repurchase Agreement with:
               Citigroup
               2.55%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $100,007,083
               (Collateralized by Corporate Bonds &
               Asset-Backed Securities in a joint trading
               account, 2.87% - 8.50%,
               Due 06/15/05 - 08/25/44;
               Total Par $106,093,857
               Market Value $105,000,000)                        100,000,000
  90,289,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.55%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $90,295,395
               (Collateralized by Corporate
               Bonds in a joint trading
               account, 8.00% - 8.28%,
               Due 06/15/07 - 03/15/13;
               Total Par $84,930,348
               Market Value $94,804,949)                          90,289,000
                                                             ---------------
               TOTAL REPURCHASE AGREEMENTS                       190,289,000
                                                             ---------------
               (Cost $190,289,000)

GALAXY PRIME RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


TOTAL INVESTMENTS - 99.91%                                   $ 2,369,933,559
                                                             ---------------
(Cost $2,369,933,559)*

NET OTHER ASSETS AND LIABILITIES - 0.09%                           2,075,691
                                                             ---------------
NET ASSETS - 100.00%                                         $ 2,372,009,250
                                                             ===============

-------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in effect as of January
               31, 2005.
(B)            Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of January 31, 2005.
(C)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of January 31, 2005, these securities amounted to $380,233,645 or 16.03% of net assets. These
               securities are deemed to be liquid, except as described in (D).
(D)            Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at
               approximately the value at which the Fund has valued the
               investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule
               2a-7 under the Investment Company Act of 1940, as amended. As of
               January 31, 2005, this security amounted to $75,063,464 or 3.16%
               of net assets.
(E)            Discount yield at time of purchase.
(F)            Securities exempt from registration under section 4(2) of the
               Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the
               Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of January 31,2005, these securities
               amounted to $74,940,839 or 3.16% of net assets. These securities are deemed to be liquid.
(G)            Securities exempt from registration under section 4(2) of the
               Securities Act of 1933, as amended. These securities may only be resold in an exempt transactions to qualified institutional buyers. At January 31, 2005, these securities amounted to
               $9,998,689 or 0.42% of net assets.
EDA            Economic Development Authority
EDR            Economic Development Revenue
FSA            Financial Security Assurance, Inc.
IBR            Industrial Building Revenue
IDA            Industrial Development Agency
IDR            Industrial Development Revenue
LOC            Letter of Credit
MTN            Medium Term Note
PCR            Pollution Control Revenue
SPA            Stand-by Purchase Agreement

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

MUNICIPAL SECURITIES - 99.02%

               ALASKA  - 2.70%

 $ 2,500,000   North Slope Borough
               Series A, GO
               1.89%, 06/30/10 (A)
               Insured: MBIA
               SPA: Dexia Credit Local de France             $     2,500,000
                                                             ---------------

               ARIZONA  - 0.54%

     500,000   Phoenix, IDA
               Multi-Family Housing Revenue
               Sunrise Vista Apartments
               Series A, AMT
               1.95%, 06/01/31 (A)
               LOC: Wells Fargo Bank, N.A.                           500,000
                                                             ---------------

               COLORADO  - 2.97%

   1,370,000   Metro Wastewater Reclamation
               District
               Sewer Revenue, Series A
               5.25%, 04/01/05                                     1,377,438
   1,370,000   Section 14 Metropolitan District
               Jefferson County, GO
               Mandatory Tender 12/01/2005
               2.25%, 12/01/13
               LOC: U.S. Bank, N.A.                                1,370,000
                                                             ---------------
                                                                   2,747,438
                                                             ---------------

               FLORIDA  - 8.77%

   1,975,000   Florida, DFC, IDR
               Enterprise Board
               Central Florida, Series A-1
               1.95%, 06/01/23 (A)
               LOC: SunTrust Bank, N.A.                            1,975,000
   1,885,000   Florida, HFA
               Multi-Family Mortgage
               Series E
               1.88%, 12/01/05 (A)
               LOC: Credit Suisse First Boston                     1,885,000
   2,755,000   Hillsborough County Aviation
               Authority
               (Roaring Fork Municipal Products LLC
               Series 2004-8, Class A), AMT
               1.99%, 10/01/15 (A)(B)
               Insured: MBIA
               SPA: Bank of New York                               2,755,000
   1,500,000   Miami-Dade County, EFA
               Series 2078
               1.87%, 10/01/11 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                                            1,500,000
                                                             ---------------
                                                                   8,115,000
                                                             ---------------

 PAR VALUE                                                           VALUE
 ---------                                                          ------

               ILLINOIS  - 7.74%

 $ 1,130,000   Chicago Tax Increment
               Allocation, Stockyards
               Series A
               1.92%, 12/01/11 (A)
               LOC: Northern Trust Co.                       $     1,130,000
   2,535,000   Kankakee
               Unipar Foundation, Inc. Project
               1.92%, 12/01/33 (A)
               LOC: National City Bank                             2,535,000
   1,500,000   Macon County
               Millikin University
               1.89%, 10/01/31 (A)
               LOC: National City Bank                             1,500,000
   2,000,000   Orland Park, IDR
               Panduit Corp. Project, AMT
               1.95%, 04/01/31 (A)
               LOC: Fifth Third Bank                               2,000,000
                                                             ---------------
                                                                   7,165,000
                                                             ---------------

               INDIANA  - 5.95%

   2,155,000   Indiana State, DFA, EDR
               Rehabilitation Center Project
               1.95%, 07/01/17 (A)
               LOC: Wells Fargo Bank, N.A.                         2,155,000
   1,150,000   St. Joseph County, EDR
               Pin Oak Apartments
               Series A, AMT
               1.97%, 06/01/27 (A)
               LOC: FHLB                                           1,150,000
     300,000   Sullivan County, PCR
               Hoosier Energy Rural Electric
               Coop. Series L-2
               1.86%, 02/10/05
               CO: National Rural Utilities                          300,000
   1,300,000   Sullivan County, PCR
               Hoosier Energy Rural Electric
               Coop. Series L-5
               1.81%, 02/08/05
               CO: National Rural Utilities                        1,300,000
     600,000   Sullivan County, PCR
               Hoosier Energy Rural Electric
               Coop. Series L-5
               1.86%, 02/10/05
               CO: National Rural Utilities                          600,000
                                                             ---------------
                                                                   5,505,000
                                                             ---------------

               IOWA  - 5.49%

   1,000,000   Clinton, IDR
               Sethness Products Co. Project, AMT
               1.95%, 09/01/06 (A)
               LOC: Northern Trust Co.                             1,000,000

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               IOWA (CONTINUED)

 $ 3,000,000   Des Moines
               Series 2268, GO
               1.88%, 06/01/08 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                                      $     3,000,000
   1,080,000   Iowa Finance Authority
               Child Services Revenue
               Childserve Project
               Series B
               1.95%, 06/01/17 (A)
               LOC: Wells Fargo Bank, N.A.                         1,080,000
                                                             ---------------
                                                                   5,080,000
                                                             ---------------

               KENTUCKY  - 6.66%

   1,000,000   Breckinridge County
               Lease Program Revenue
               Kentucky Association Counties
               Leasing Trust, Series A
               1.90%, 02/01/32 (A)
               LOC: U.S. Bank, N.A.                                1,000,000
   1,155,000   Kenton County
               Industrial Building Revenue
               Baptist Convalescent Center
               1.93%, 07/01/18 (A)
               LOC: Fifth Third Bank                               1,155,000
   2,500,000   Kentucky Asset/Liability
               Commission
               General Fund Revenue
               TRAN, Series A
               3.00%, 06/29/05                                     2,509,815
   1,500,000   Shelby County
               Lease Revenue
               Series A
               1.90%, 09/01/34 (A)
               LOC: U.S. Bank, N.A.                                1,500,000
                                                             ---------------
                                                                   6,164,815
                                                             ---------------

               LOUISIANA  - 3.24%

   3,000,000   St. James Parish, PCR
               Texaco Project, Series A
               1.88%, 02/10/05
               CO: Chevron Corp.                                   3,000,000
                                                             ---------------

               MAINE  - 2.28%

   2,095,000   Maine, BAN, GO
               3.00%, 06/23/05                                     2,106,225
                                                             ---------------

 PAR VALUE                                                           VALUE
 ---------                                                          ------

               MARYLAND  - 3.78%

 $ 3,500,000   Anne Arundel County, EDR
               West Capitol Associates LP
               Series 85-A
               2.00%, 12/01/15 (A)
               LOC: SunTrust Bank, N.A.                      $     3,500,000
                                                             ---------------

               MICHIGAN  - 2.16%

   2,000,000   Michigan State Hospital
               Finance Authority Revenue
               Holland Community Hospital
               Series B
               1.87%, 01/01/34 (A)
               LOC: JPMorgan Chase & Co.                           2,000,000
                                                             ---------------

               MISSOURI  - 1.84%

   1,700,000   Missouri State, HEFA, RAN
               Missouri Valley College
               Series C
               2.25%, 04/22/05
               LOC: U.S. Bank, N.A.                                1,703,493
                                                             ---------------

               NEBRASKA  - 1.08%

   1,000,000   Omaha, GO
               2.00%, 04/01/05                                     1,000,022
                                                             ---------------

               NEW HAMPSHIRE  - 1.08%

   1,000,000   New Hampshire State
               Capital Improvement, Series A, GO
               2.00%, 04/15/05                                     1,000,029
                                                             ---------------

               NEW MEXICO  - 5.25%

   1,560,000   Albuquerque
               Educational Facilities Revenue
               Menaul School Project
               1.95%, 06/01/18 (A)
               LOC: Wells Fargo Bank, N.A.                         1,560,000
   1,800,000   Farmington, PCR
               Arizona Public Service Co.
               Series A
               1.92%, 05/01/24 (A)
               LOC: Barclays Bank Plc                              1,800,000
   1,500,000   Farmington, PCR
               Arizona Public Service Co.
               Series B
               1.90%, 09/01/24 (A)
               LOC: Barclays Bank Plc                              1,500,000
                                                             ---------------
                                                                   4,860,000
                                                             ---------------

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               NEW YORK  - 3.78%

 $ 3,495,000   Allegany County, IDA
               Civic Facility Revenue
               Houghton College Project
               Series A
               1.92%, 04/01/29 (A)
               LOC: KeyBank, N.A.                            $     3,495,000
                                                             ---------------

               OHIO  - 3.17%

   2,935,000   Summit County, IDR
               Quality Mold, Inc. Project, AMT
               1.99%, 06/01/19 (A)
               LOC: KeyBank, N.A.                                  2,935,000
                                                             ---------------

               PENNSYLVANIA  - 3.24%

   3,000,000   Pennsylvania State
               MERLOTS, Series B-15, GO
               1.91%, 05/01/21 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.                            3,000,000
                                                             ---------------

               SOUTH CAROLINA  - 3.80%

   3,515,000   Richland County School, District
               No. 001
               ABN AMRO Munitops Certificates
               Trust
               Series 2003-29, GO
               1.89%, 03/01/11 (A)(B)
               Insured: FSA
               SPA: ABN AMRO Bank N.V.                             3,515,000
                                                             ---------------

               TENNESSEE  - 3.03%

   2,800,000   Jefferson City, IDB, IDR
               Limited Obligation
               Nashua Corp. Project, AMT
               1.93%, 12/01/24 (A)
               LOC: ABN AMRO Bank N.V.                             2,800,000
                                                             ---------------

               TEXAS  - 11.57%

   1,000,000   Carroll Independent School
               District, GO
               2.50%, 02/15/05
               Insured: PSF-GTD                                    1,000,214
   1,000,000   Garland Independent School
               District, GO
               2.00%, 02/15/05
               Insured: PSF-GTD                                    1,000,026
   1,300,000   Montgomery County
               Municipal Utility District No. 46
               PUTTERS, Series 548, GO
               1.88%, 09/01/10 (A)(B)
               Insured: FGIC
               LIQ FAC: JPMorgan Chase & Co.                       1,300,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               TEXAS (CONTINUED)

 $ 1,500,000   North Central Health
               Methodist Hospital of Dallas
               Series 1998
               1.85%, 04/08/05
               Insured: AMBAC
               SPA: Dexia Credit Local de France             $     1,500,000
   1,000,000   Richardson Independent School
               District, GO
               2.00%, 02/15/05
               Insured: PSF-GTD                                    1,000,026
   1,500,000   Texas State, TRAN
               3.00%, 08/31/05                                     1,511,944
   2,067,000   University of Texas
               Board of Regents Revenue
               Financing System
               1.83%, 02/08/05                                     2,067,000
   1,325,000   Victoria, HFDC
               Healthcare System Revenue
               Warm Springs Rehabilitation
               Foundation
               1.90%, 09/01/27 (A)
               LOC: JPMorgan Chase & Co.                           1,325,000
                                                             ---------------
                                                                  10,704,210
                                                             ---------------

               UTAH  - 2.84%

   2,630,000   Weber County Housing Authority
               Multi-Family Revenue
               Cherry Creek Apartments
               1.89%, 11/01/39 (A)
               LOC: JPMorgan Chase & Co.                           2,630,000
                                                             ---------------

               WASHINGTON  - 4.45%

   3,000,000   Washington State
               Public Power Supply System
               Nuclear Project No. 1 Revenue
               Series A
               6.00%, 07/01/05
               Insured: AMBAC                                      3,049,553
   1,065,000   Washington State, EDFA
               Lyn-Tron Project, Series A, AMT
               1.93%, 10/01/22 (A)
               LOC: U.S. Bank, N.A.                                1,065,000
                                                             ---------------
                                                                   4,114,553
                                                             ---------------

               WISCONSIN  - 1.61%

   1,490,000   Holland, IDR
               White Clover
               Dairy, Inc. Project, AMT
               2.00%, 05/01/05 (A)
               LOC: JPMorgan Chase & Co.                           1,490,000
                                                             ---------------

GALAXY TAX-EXEMPT RESERVES
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               TOTAL MUNICIPAL SECURITIES                    $    91,630,785
                                                             ---------------
               (Cost $91,630,785)

   SHARES
   ------

INVESTMENT COMPANY - 0.65%

     605,772   BlackRock MuniCash Portfolio
               Institutional Shares
               1.68% (C)                                             605,772
                                                             ---------------
               TOTAL INVESTMENT COMPANY                              605,772
                                                             ---------------
               (Cost $605,772)

TOTAL INVESTMENTS - 99.67%                                        92,236,557
                                                             ---------------
(Cost $92,236,557)*

NET OTHER ASSETS AND LIABILITIES - 0.33%                             303,456
                                                             ---------------
NET ASSETS - 100.00%                                         $    92,540,013
                                                             ===============

-------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not
               more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of January 31,
               2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of January 31, 2005, these securities amounted to $15,070,000 or 16.28% of net assets. These securities are deemed to be liquid.
(C)            Reflects seven-day yield as of January 31, 2005.
AMBAC          Ambac Assurance Corp.
AMT            Alternative Minimum Tax. Private activity obligations the
               interest on which is subject to the federal AMT for individuals.
BAN            Bond Anticipation Note
CO             Corporate Obligation
DFA            Development Finance Authority
DFC            Development Finance Corp.
EDFA           Economic Development Finance Authority
EDR            Economic Development Revenue
EFA            Education Facilities Authority
FGIC           Financial Guaranty Insurance Co.
FHLB           Federal Home Loan Bank
FSA            Financial Security Assurance, Inc.
GO             General Obligations
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Agency
HFDC           Health Facilities Development Corp.
IDB            Industrial Development Board
IDA            Industrial Development Agency
IDR            Industrial Development Revenue
LIQ FAC        Liquidity Facility
LOC            Letter of Credit
MBIA           MBIA Insurance Corp.
PCR            Pollution Control Revenue
PSF-GTD        Permanent School Fund Guaranteed
RAN            Revenue Anticipation Note
SPA            Stand-by Purchase Agreement
TRAN           Tax and Revenue Anticipation Note

GALAXY GOVERNMENT RESERVES
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.10%

               FEDERAL HOME LOAN BANK  - 26.41%

 $ 8,000,000   1.50%, 03/01/05                               $     8,000,000
   6,000,000   2.30%, 04/07/05 (A)                                 6,000,000
   3,000,000   1.35%, 04/15/05                                     3,000,000
   2,000,000   2.59%, 04/19/05, (A)                                1,999,874
   3,000,000   2.45%, 04/25/05, (A)                                2,999,726
   1,000,000   1.30%, 04/27/05                                       999,885
   3,000,000   1.35%, 04/29/05                                     3,000,000
   5,000,000   1.50%, 05/09/05                                     4,984,944
   5,000,000   2.28%, 07/15/05 (A)                                 4,999,209
                                                             ---------------
                                                                  35,983,638
                                                             ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 25.68%

   5,000,000   2.23%, 02/18/05 (A)                                 4,999,941
   5,000,000   2.46%, 03/23/05 (A)                                 4,999,862
   3,000,000   1.55%, 05/04/05                                     3,000,000
   2,000,000   1.75%, 05/23/05                                     2,000,000
  10,000,000   2.46%, 08/29/05 (A)                                 9,997,268
   5,000,000   2.43%, 10/03/05 (A)                                 4,997,820
   5,000,000   2.56%, 10/21/05 (A)                                 4,997,651
                                                             ---------------
                                                                  34,992,542
                                                             ---------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 7.34%

   5,000,000   2.55%, 10/07/05 (A)                                 5,000,000
   5,000,000   2.17%, 11/07/05 (A)                                 5,000,000
                                                             ---------------
                                                                  10,000,000
                                                             ---------------

               FEDERAL FARM CREDIT BANK  - 3.67%

   5,000,000   2.28%, 10/27/05 (A)                                 4,998,526
                                                             ---------------

               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                                        85,974,706
                                                             ---------------
               (Cost $85,974,706)

REPURCHASE AGREEMENTS - 36.82%

  25,163,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.51%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $25,164,754
               (Collateralized by U.S. Treasury
               Notes in a joint trading
               account, zero coupon - 3.00%,
               Due 06/16/05 - 12/31/06;
               Total Par $25,946,049
               Market Value $25,666,425)                          25,163,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

REPURCHASE AGREEMENTS (CONTINUED)

$ 25,000,000   Repurchase Agreement with:
               UBS Finance
               2.50%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $25,001,736
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, 2.38% - 3.88%,
               Due 02/15/07 - 02/15/10;
               Total Par $25,851,429
               Market Value $25,500,440)                     $    25,000,000
                                                             ---------------
               TOTAL REPURCHASE AGREEMENTS                        50,163,000
                                                             ---------------
               (Cost $50,163,000)

TOTAL INVESTMENTS - 99.92%                                       136,137,706
                                                             ---------------
(Cost $136,137,706)*

NET OTHER ASSETS AND LIABILITIES - 0.08%                             102,577
                                                             ---------------
NET ASSETS - 100.00%                                         $   136,240,283
                                                             ===============

-------------------------------------------
*              Aggregate cost for federal tax purposes.
(A) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of January 31, 2005.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.34%

               FEDERAL HOME LOAN BANK  - 21.47%

 $ 6,000,000   1.50%, 03/01/05                               $     6,000,000
  25,000,000   2.30%, 03/04/05 (A)                                24,950,701
   3,500,000   1.40%, 04/04/05                                     3,500,000
  22,000,000   2.30%, 04/07/05 (B)                                22,000,000
  15,000,000   1.35%, 04/15/05                                    15,000,000
   6,000,000   2.59%, 04/19/05 (B)                                 5,999,622
  10,000,000   2.45%, 04/25/05 (B)                                 9,999,085
   5,000,000   1.30%, 04/27/05                                     4,999,425
   7,000,000   1.35%, 04/29/05                                     7,000,000
  30,000,000   1.50%, 05/09/05                                    29,909,664
  20,000,000   2.28%, 07/15/05 (B)                                19,996,838
                                                             ---------------
                                                                 149,355,335
                                                             ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 18.10%

  20,000,000   2.23%, 02/18/05 (B)                                19,999,764
  35,000,000   2.37%, 03/01/05 (A)                                34,935,756
  15,000,000   2.46%, 03/23/05 (B)                                14,999,587
  10,000,000   1.55%, 05/04/05                                    10,000,000
   5,000,000   1.60%, 05/13/05                                     5,000,000
   6,000,000   1.75%, 05/23/05                                     6,000,000
  15,000,000   2.43%, 10/03/05 (B)                                14,993,458
  20,000,000   2.56%, 10/21/05 (B)                                19,990,605
                                                             ---------------
                                                                 125,919,170
                                                             ---------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 17.56%

  29,170,000   1.85%, 02/25/05 (A)                                29,134,412
  38,000,000   2.42%, 09/09/05 (B)                                38,001,575
  35,000,000   2.55%, 10/07/05 (B)                                35,000,000
  20,000,000   2.17%, 11/07/05 (B)                                20,000,000
                                                             ---------------
                                                                 122,135,987
                                                             ---------------

               FEDERAL FARM CREDIT BANK  - 12.21%

  25,000,000   2.28%, 10/27/05 (B)                                24,992,629
  35,000,000   2.48%, 12/27/05 (B)                                34,990,130
  25,000,000   2.28%, 01/25/07 (B)                                24,992,671
                                                             ---------------
                                                                  84,975,430
                                                             ---------------

               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                                       482,385,922
                                                             ---------------
               (Cost $482,385,922)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

REPURCHASE AGREEMENTS - 30.71%

$ 74,837,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.51%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $74,842,218
               (Collateralized by U.S. Treasury
               Notes in a joint trading
               account, zero coupon - 3.00%,
               Due 06/16/05 - 12/31/06;
               Total Par $77,165,856
               Market Value $76,334,230)                     $    74,837,000
  63,822,000   Repurchase Agreement with:
               Goldman Sachs & Co.
               2.51%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $63,826,450
               (Collateralized by U.S. Government
               Agency Obligation, Principal Only,
               Due 03/16/05 - 10/01/33;
               Total Par $136,250,039
               Market Value $65,653,642)                          63,822,000
  75,000,000   Repurchase Agreement with:
               UBS Finance
               2.50%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $75,005,208
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, 2.38% - 3.88%,
               Due 02/15/07 - 02/15/10;
               Total Par $77,554,286
               Market Value $76,501,321)                          75,000,000
                                                             ---------------
               TOTAL REPURCHASE AGREEMENTS                       213,659,000
                                                             ---------------
               (Cost $213,659,000)

TOTAL INVESTMENTS - 100.05%                                      696,044,922
                                                             ---------------
(Cost $696,044,922)*

NET OTHER ASSETS AND LIABILITIES - (0.05)%                          (358,558)
                                                             ---------------
NET ASSETS - 100.00%                                         $   695,686,364
                                                             ===============


-------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of January 31, 2005.

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

CORPORATE NOTES AND BONDS - 35.03%

               FINANCE  - 34.84%

$ 65,000,000   American Express Credit Corp.
               Senior Note, Series B,  MTN
               Extendible
               2.45%, 02/03/06 (A)                           $    65,012,711
  69,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               2.53%, 02/20/06 (A) (B)                            69,000,000
  17,600,000   Basic Water Co.
               2.61%, 08/01/24 (C)
               LOC: U.S. Bank, N.A.                               17,600,000
  36,000,000   CC USA, Inc., MTN
               2.40%, 12/02/05 (A) (B)                            35,991,739
   2,300,000   Corporate Finance Managers
               2.52%, 02/02/43 (C)
               LOC: Wells Fargo Bank, N.A.                         2,300,000
   8,000,000   Don Greene Poultry, Inc.
               2.55%, 10/01/25 (C)
               LOC: Wachovia Bank, N.A.                            8,000,000
   3,230,000   Fe LLC, Series A
               2.45%, 04/01/28 (C)
               LOC: Fifth Third Bank                               3,230,000
  50,000,000   Fifth Third Bancorp
               Extendible
               2.48%, 02/23/06 (A) (B)                            50,000,000
   4,565,000   Food Supply, Inc.
               2.40%, 05/01/24 (C)
               LOC: SunTrust Bank, N.A.                            4,565,000
   6,740,000   Foster/Schweihofer Real Estate
               Co. LLC Series 2003
               2.45%, 09/20/33 (C)
               LOC: Fifth Third Bank                               6,740,000
  15,000,000   General Electric Capital Corp.
               Extendible
               2.52%, 01/09/06 (A)                                15,000,000
 125,000,000   General Electric Capital Corp.,
               MTN
               Extendible
               2.58%, 02/17/06 (A)                               125,045,075
 100,000,000   Goldman Sachs Group LP, MTN
               Extendible
               2.81%, 02/14/06 (A) (B) (D)                       100,084,619
   3,175,000   Grand Central, Inc.
               2.52%, 10/01/09 (C)
               LOC: U.S. Bank, N.A.                                3,175,000
   5,025,000   Green St. Surgery Center
               Series 2003
               2.47%, 03/01/23 (C)
               LOC: National City Bank                             5,025,000
  40,000,000   Harrier Finance Funding LLC
               Series 2, MTN
               2.66%, 10/25/05 (A) (B)                            40,000,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

$ 22,000,000   HBOS Treasury Services Plc
               Series 1, MTN
               2.63%, 07/29/05 (A) (B)                       $    22,009,667
  60,000,000   HBOS Treasury Services Plc, MTN
               Extendible
               2.41%, 02/01/06 (A) (B)                            60,000,000
  78,000,000   JPMorgan Chase & Co.
               Senior Notes, Series 1, MTN
               2.61%, 02/24/05 (A)                                78,014,730
   4,800,000   Keyes Co.
               Series 2003
               2.52%, 06/01/18 (C)
               LOC: SunTrust Bank, N.A.                            4,800,000
  50,000,000   LP Pinewood SPV LLC
               2.55%, 02/01/18 (C)
               LOC: Wachovia Bank, N.A.                           50,000,000
   7,740,000   Marsh Enterprises LLC
               2.45%, 01/01/28 (C)
               LOC: Fifth Third Bank                               7,740,000
  60,000,000   MBIA Global Funding LLC
               Series 2004, MTN
               2.54%, 07/29/05 (A) (B)                            60,000,000
  45,000,000   MBIA Global Funding LLC, MTN
               2.36%, 02/07/05 (A) (B)                            45,000,000
 105,000,000   Morgan Stanley
               Series EXL, Extendible
               2.59%, 02/27/06 (A)                               105,000,000
  40,000,000   National City Bank, BN
               2.45%, 06/23/05 (A)                                39,995,302
   2,000,000   PCP Investors LLC
               2.52%, 12/01/24 (C)
               LOC: Wells Fargo Bank, N.A.                         2,000,000
   3,000,000   Pineview Estates LLC
               Series 1998
               2.45%, 01/01/23 (C)
               LOC: Fifth Third Bank                               3,000,000
   3,185,000   Post Apartment Homes LP
               Series 1999
               2.56%, 07/15/29 (C)
               LOC: SunTrust Bank, N.A.                            3,185,000
  12,800,000   Redcay Funding LLC
               Series 04-B
               2.61%, 09/01/30 (C)
               LOC: U.S. Bank, N.A.                               12,800,000
   4,300,000   Rio Bravo LLC
               Series 2003
               2.52%, 12/01/33 (C)
               LOC: Wells Fargo Bank, N.A.                         4,300,000
   5,600,000   Rockwood Quarry LLC
               2.45%, 12/01/22 (C)
               LOC: Fifth Third Bank                               5,600,000
  40,000,000   Royal Bank of Canada
               Series 1, MTN, Yankee
               Extendible
               2.43%, 02/10/06 (A)                                40,000,000

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FINANCE (CONTINUED)

$ 16,465,000   SDB Private Residence Hall LP
               2.35%, 03/01/28 (C)
               LOC: U.S. Bank, N.A.                          $    16,465,000
  45,000,000   Sigma Finance, Inc.
               Series 2, MTN
               2.30%, 10/17/05 (A) (B)                            44,990,510
  20,000,000   Sigma Finance, Inc., MTN
               2.71%, 01/23/06 (A) (B)                            20,009,151
  35,000,000   Tango Finance Corp., MTN
               2.65%, 01/17/06 (A) (B)                            35,002,299
   2,800,000   Vancouver Clinic Building
               2.47%, 02/13/23 (C)
               LOC: U.S. Bank, N.A.                                2,800,000
   3,370,000   Waco Investors of Duluth, Ltd.
               2.52%, 11/01/15 (C)
               LOC: U.S. Bank, N.A.                                3,370,000
  85,000,000   Wells Fargo & Co.
               Extendible
               2.45%, 02/15/06 (A) (B)                            85,000,000
  15,000,000   White Pine Finance LLC, MTN
               2.39%, 09/07/05 (A) (B)                            14,996,436
   9,455,000   Zoological Society of Philadelphia
               Series 2003
               2.60%, 06/01/18 (C)
               LOC: Wachovia Bank, N.A.                            9,455,000
                                                             ---------------
                                                               1,326,302,239
                                                             ---------------

               UTILITY  - 0.19%

   7,400,000   South Central Communication
               2.45%, 04/01/18 (C)
               LOC: Fifth Third Bank                               7,400,000
                                                             ---------------
               TOTAL CORPORATE NOTES AND BONDS                 1,333,702,239
                                                             ---------------
               (Cost $1,333,702,239)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.00%

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 7.88%

  70,000,000   2.42%, 09/09/05 MTN, (A)                           70,000,000
  130,000,000  2.55%, 10/07/05 (A)                               130,000,000
  100,000,000  2.17%, 11/07/05 (A)                               100,000,000
                                                             ---------------
                                                                 300,000,000
                                                             ---------------

               FEDERAL HOME LOAN BANK  - 7.84%

  35,000,000   1.50%, 03/01/05                                    35,000,000
  22,600,000   1.40%, 04/04/05                                    22,600,000
  40,000,000   1.45%, 04/04/05                                    40,000,000
  50,000,000   1.35%, 04/15/05                                    50,000,000
  37,000,000   2.59%, 04/19/05 (A)                                36,997,669


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               FEDERAL HOME LOAN BANK (CONTINUED)

$ 55,000,000   2.45%, 04/25/05 (A)                           $    54,994,968
  29,000,000   1.30%, 04/27/05                                    28,996,666
  30,000,000   1.35%, 04/29/05                                    30,000,000
                                                             ---------------
                                                                 298,589,303
                                                             ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 6.44%

  90,000,000   2.46%, 03/23/05 (A)                                89,997,521
  60,000,000   1.55%, 05/04/05                                    60,000,000
  35,000,000   1.60%, 05/13/05                                    35,000,000
  30,000,000   1.75%, 05/23/05                                    30,000,000
  30,000,000   2.43%, 10/03/05 (A)                                29,982,656
                                                             ---------------
                                                                 244,980,177
                                                             ---------------

               FEDERAL FARM CREDIT BANK  - 1.84%

  20,000,000   2.28%, 10/27/05 (A)                                19,994,103
  50,000,000   2.32%, 11/23/05 (A)                                50,000,000
                                                             ---------------
                                                                  69,994,103
                                                             ---------------

               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                                       913,563,583
                                                             ---------------
               (Cost $913,563,583)

MUNICIPAL SECURITIES - 13.81%

               ALABAMA  - 0.50%

  19,000,000   Pell City Special Care Facility
               Financing Authority Revenue
               Noland Health Services
               2.33%, 12/01/34 (C)
               LOC: Allied Irish Bank Plc                         19,000,000
                                                             ---------------

               CALIFORNIA  - 2.14%

  12,300,000   Access to Loans for Learning
               Student Loan Corp.
               Student Loan, Series II-A6
               2.58%, 07/01/36 (C)
               LOC: State Street Bank & Trust Co.                 12,300,000
   2,500,000   California Statewide Communities
               Development Authority
               Multi-Family Housing Revenue
               Oakmont Project
               2.45%, 06/01/36 (C)
               LOC: FHLB                                           2,500,000
  18,550,000   Orange County Board of Education
               Esplanade Project, COP
               2.33%, 06/01/32 (C)
               Insured: FSA
               LOC: Dexia Credit Local de France                  18,550,000

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               CALIFORNIA (CONTINUED)

$ 12,400,000   Sacramento County Pension Bonds
               2.37%, 07/01/20 (C)
               LOC: Bayerische Landesbank GZ                 $    12,400,000
   3,030,000   Sacramento Housing Authority
               Multi-Family Housing Revenue
               Natomas Fort
               2.43%, 04/15/36 (C)
               Credit Support: FNMA                                3,030,000
  13,250,000   San Jose Financing Authority
               Lease Revenue
               Hayes Mansion
               Series C
               2.33%, 07/01/24 (C)
               Insured: AMBAC
               SPA: Bank of Nova Scotia                           13,250,000
  11,250,000   San Jose Redevelopment Agency
               Merged Area, Series A
               2.35%, 08/01/28 (C)
               LOC: JPMorgan Chase Bank                           11,250,000
   8,000,000   San Jose Redevelopment Agency
               Merged Area, Series G
               2.52%, 08/01/29 (C)
               LOC: Bank of New York                               8,000,000
                                                             ---------------
                                                                  81,280,000
                                                             ---------------

               COLORADO  - 0.63%

   2,900,000   Colorado Health Facilities
               Authority
               Crossroads Projects
               Series B
               2.52%, 11/01/28 (C)
               LOC: U.S. Bank, N.A.                                2,900,000
  21,000,000   Colorado, HFA
               Multi-Family Housing
               Class I, Series A-1
               2.38%, 10/01/33 (C)
               SPA: FHLB                                          21,000,000
                                                             ---------------
                                                                  23,900,000
                                                             ---------------

               DISTRICT OF COLUMBIA - 0.20%

   7,500,000   District of Columbia
               National Association of Realtors
               Series B
               2.52%, 12/01/23 (C)
               LOC: SunTrust Bank                                  7,500,000
                                                             ---------------


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               GEORGIA  - 0.59%

 $ 3,700,000   Athens-Clarke County, IDA
               Allen Properties, Inc.
               2.52%, 12/01/24 (C)
               LOC: SunTrust Bank                            $     3,700,000
   5,000,000   Athens-Clarke County, IDA
               Leucadia, Inc. Project
               2.52%, 07/01/07 (C)
               LOC: U.S. Bank, N.A.                                5,000,000
   3,900,000   Cobb County Development Authority
               Leeman Construction Co. Project
               2.52%, 09/01/23 (C)
               LOC: SunTrust Bank                                  3,900,000
   9,910,000   Private Colleges & Universities
               Authority
               Emory University Project
               Series B
               2.33%, 11/01/29 (C)                                 9,910,000
                                                             ---------------
                                                                  22,510,000
                                                             ---------------

               IDAHO  - 0.07%

   2,760,000   Boise City Urban Renewalagy
               Revenue
               Series B
               2.61%, 03/01/13 (C)
               LOC: Keybank, N.A.                                  2,760,000
                                                             ---------------

               ILLINOIS  - 0.55%

  19,400,000   Chicago Midway Airport Revenue
               Second Lien, Series A
               2.37%, 01/01/21 (C)
               Insured: FSA
               SPA: JPMorgan Chase Bank                           19,400,000
   1,700,000   Illinois Housing Development
               Authority
               Multi-Family Housing Project
               Series A
               2.40%, 09/01/26 (C)
               Insured: AMBAC
               SPA: Bank One, N.A.                                 1,700,000
                                                             ---------------
                                                                  21,100,000
                                                             ---------------

               LOUISIANA  - 0.71%

  26,895,000   New Orleans Pension Revenue
               2.33%, 09/01/30 (C)
               Insured: AMBAC
               SPA: Bank One, N.A.                                26,895,000
                                                             ---------------

               MAINE  - 1.47%

  56,000,000   Portland Taxable Pension Bonds, GO
               2.33%, 06/01/26 (C)
               SPA: Landesbank Hessen-Thuringen GZ                56,000,000
                                                             ---------------

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               MARYLAND  - 0.85%

$ 17,585,000   Maryland State, HEFA
               Adventist Healthcare
               Series B
               2.55%, 01/01/35 (C)
               LOC: LaSalle Bank, N.A.                       $    17,585,000
   2,570,000   Maryland State, HEFA
               Charlestown Project
               Series B
               2.45%, 01/01/28 (C)
               LOC: Wachovia Bank, N.A.                            2,570,000
  12,070,000   Maryland State, HEFA
               Glen Meadows Retirement
               Series B
               2.45%, 07/01/29 (C)
               LOC: Wachovia Bank, N.A.                           12,070,000
                                                             ---------------
                                                                  32,225,000
                                                             ---------------

               MASSACHUSETTS  - 0.75%

  22,485,000   Massachusetts Housing Finance
               Agency
               Housing Revenue
               Avalon Flanders, Series A
               2.35%, 06/01/34 (C)
               LOC: JPMorgan Chase Bank                           22,485,000
   6,208,000   Massachusetts Housing Finance
               Agency
               Rental Mortgage
               Series A
               2.35%, 01/01/44 (C)
               Insured: FSA
               SPA: Dexia Credit Local                             6,208,000
                                                             ---------------
                                                                  28,693,000
                                                             ---------------

               MICHIGAN  - 0.30%

  11,380,000   Michigan State University
               Series B
               2.33%, 08/15/22 (C)
               SPA: Dexia Credit Local                            11,380,000
                                                             ---------------

               MINNESOTA  - 0.84%

   7,560,000   City of Plymouth Health Facilities
               Westhealth Project
               Series B
               2.47%, 06/01/24 (C)
               Insured: FSA
               SPA: U.S. Bank, N.A.                                7,560,000
   3,035,000   Eagan Multi-Family Housing Revenue
               Thomas Lake, Series A-2
               2.52%, 03/15/33 (C)
               Credit Support: FNMA                                3,035,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               MINNESOTA (CONTINUED)

 $ 9,500,000   Fairview Hospital and Healthcare
               Services
               Series A, ACES
               2.45%, 11/01/15 (C)
               Insured: MBIA
               SPA: U.S. Bank, N.A.                          $     9,500,000
   1,910,000   Minneapolis Taxable Pension, GO
               2.47%, 12/01/13 (C)
               SPA: Dexia Credit Local de France                   1,910,000
  10,000,000   St. Paul Housing & Redevelopment
               Authority
               Land Assembly Revenue
               Housing 5000 Project
               2.52%, 01/01/24 (C)
               LOC: U.S. Bank, N.A.                               10,000,000
                                                             ---------------
                                                                  32,005,000
                                                             ---------------

               MISSOURI  - 0.05%

   1,800,000   St. Louis, IDA
               Multi-Family Housing Revenue
               Metro Lofts, Series B
               2.48%, 03/15/36 (C)
               Credit Support: FNMA                                1,800,000
                                                             ---------------

               NEW JERSEY  - 0.59%

  22,590,000   North Hudson Sewage Authority
               Sewer Revenue
               Series B
               2.40%, 08/01/31 (C)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.                           22,590,000
                                                             ---------------

               NEW MEXICO  - 0.12%

   4,500,000   Las Cruces, IDR
               F&A Dairy Products, Inc.
               2.50%, 12/01/23 (C)
               LOC: Wells Fargo Bank, N.A.                         4,500,000
                                                             ---------------

               NEW YORK  - 1.53%

   2,200,000   New York State, HFA
               East 39th Street Housing, Series B
               2.35%, 11/15/31 (C)
               Credit Support: FNMA                                2,200,000
   4,600,000   New York State, HFA
               Kew Gardens, Series B
               2.31%, 05/15/36 (C)
               Credit Support: FNMA                                4,600,000
   1,620,000   New York State, HFA
               Series B
               2.35%, 05/15/31 (C)
               Credit Support: FNMA                                1,620,000

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               NEW YORK (CONTINUED)

$ 50,000,000   New York, GO
               Series A-9
               2.33%, 11/01/23 (C)
               Insured: FGIC
               SPA: FGIC-SPI                                 $    50,000,000
                                                             ---------------
                                                                  58,420,000
                                                             ---------------

               OHIO  - 0.18%

   6,700,000   Tennis for Charity, Inc.
               Florida Revenue
               2.42%, 12/01/29 (C)
               LOC: JPMorgan Chase Bank                            6,700,000
                                                             ---------------

               PENNSYLVANIA  - 0.31%

   1,245,000   Cumberland County Municipal
               Authority
               LSN/TLS Obligation Group, Series B
               2.50%, 01/01/08 (C)
               LOC: Wachovia Bank, N.A.                            1,245,000
  10,560,000   Cumberland County Municipal
               Authority
               LSN/TLS Obligation Group, Series C
               2.50%, 01/01/33 (C)
               LOC: Wachovia Bank, N.A.                           10,560,000
                                                             ---------------
                                                                  11,805,000
                                                             ---------------

               TEXAS  - 0.25%

   9,690,000   Texas State
               Veterans Land, GO
               2.35%, 12/01/23 (C)
               SPA: State Street Bank & Trust                      9,690,000
                                                             ---------------

               WASHINGTON  - 0.38%

   2,580,000   Washington State, HFC
               Multi-Family Housing Revenue
               Auburn Meadows, Series B
               2.44%, 07/01/36 (C)
               LOC: Wells Fargo Bank, N.A.                         2,580,000
   3,175,000   Washington State, HFC
               Multi-Family Housing Revenue
               Olympic Place Project, Series B
               2.45%, 11/01/36 (C)
               LOC: U.S. Bank, N.A.                                3,175,000
   4,250,000   Washington State, HFC
               Multi-Family Housing Revenue
               Rainier Court Project, Series B
               2.45%, 12/15/36 (C)
               Credit Support: FNMA                                4,250,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

               WASHINGTON (CONTINUED)

 $ 2,500,000   Washington State, HFC
               Multi-Family Housing Revenue
               Vintage Project, Series B
               2.45%, 01/15/37 (C)
               Credit Support: FNMA                          $     2,500,000
   1,925,000   Washington State, HFC
               Non-Profit Housing Revenue
               Virginia Mason Research Center
               Series B
               2.52%, 01/01/15 (C)
               LOC: U.S. Bank, N.A.                                1,925,000
                                                             ---------------
                                                                  14,430,000
                                                             ---------------

               WYOMING  - 0.80%

  30,625,000   Natrona County Hospital Revenue
               Wyoming Medical Center
               2.56%, 09/15/24 (C)
               Insured: AMBAC
               SPA: Bank of Nova Scotia                           30,625,000
                                                             ---------------
               TOTAL MUNICIPAL SECURITIES                        525,808,000
                                                             ---------------
               (Cost $525,808,000)

COMMERCIAL PAPER - 10.34%

               FINANCE  - 5.98%

  15,000,000   Bavaria TRR Corp.
               2.35%, 02/07/05 (E) (F)                            14,994,150
  38,445,000   Giro Balanced Funding Corp.
               2.39%, 02/14/05 (E) (F)                            38,411,959
  40,000,000   K2 (USA) LLC
               2.02%, 03/21/05 (E) (B)                            39,893,333
  49,151,000   Market Street Funding
               2.36%, 02/08/05 (E) (F)                            49,128,445
  35,000,000   Whistlejacket Capital, Ltd.
               2.43%, 04/15/05 (A) (B)                            34,997,928
  50,000,000   White Pine Finance LLC
               2.31%, 04/15/05 (A) (B)                            49,999,028
                                                             ---------------
                                                                 227,424,843
                                                             ---------------

               MUNICIPAL  - 2.89%

  70,000,000   Texas Public Finance Authority
               2.30%, 02/08/05                                    70,000,000
  40,000,000   Texas Public Finance Authority
               2.47%, 03/03/05                                    40,000,000
                                                             ---------------
                                                                 110,000,000
                                                             ---------------

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

 PAR VALUE                                                           VALUE
 ---------                                                          ------

               CONSUMER STAPLES  - 1.47%

$ 56,000,000   Provena Health
               Series 1998
               2.40%, 02/01/05 (E)
               LOC: JPMorgan Chase & Co.                     $    56,000,000
                                                             ---------------
               TOTAL COMMERCIAL PAPER                            393,424,843
                                                             ---------------
               (Cost $393,424,843)

CERTIFICATES OF DEPOSIT - 7.99%

  100,000,000  Barclays Bank Plc, Yankee
               2.46%, 05/25/05 (A)                                99,990,536
  85,000,000   Canadian Imperial Bank of
               Commerce N.Y.
               Yankee, Extendible
               2.53%, 02/15/06 (A)                                85,008,330
  34,350,000   Credit Suisse First Boston N.Y.
               Yankee
               2.57%, 12/29/05 (A)                                34,356,249
  35,000,000   Landesbank Baden-Wuerttemberg
               Yankee
               2.48%, 03/29/05 (A)                                34,999,265
  50,000,000   Unicredito Italiano N.Y.
               2.63%, 07/27/05 (A)                                49,983,817
                                                             ---------------
               TOTAL CERTIFICATES OF DEPOSIT                     304,338,197
                                                             ---------------
               (Cost $304,338,197)

REPURCHASE AGREEMENTS - 8.85%

  10,000,000   Repurchase Agreement with:
               UBS Finance
               2.50%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $10,000,694
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, 2.38% - 3.88%,
               Due 02/15/07 - 02/15/10;
               Total Par $10,340,571
               Market Value $10,200,176)                          10,000,000
  100,000,000  Repurchase Agreement with:
               Lehman Brothers, Inc.
               2.54%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $100,007,056
               (Collateralized by Corporate
               Bonds, 3.00% - 9.10%,
               Due 04/01/05 - 04/15/31;
               Total Par $99,131,000
               Market Value $104,945,902)                        100,000,000


 PAR VALUE                                                           VALUE
 ---------                                                          ------

REPURCHASE AGREEMENTS (CONTINUED)

$ 37,385,000   Repurchase Agreement with:
               Goldman Sachs & Co.
               2.51%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $37,387,607
               (Collateralized by U.S. Government
               Agency Obligation in joint trading
               account, Principal Only,
               Due 03/16/05 - 10/01/33;
               Total Par $79,811,158
               Market Value $38,457,921)                     $    37,385,000
  10,000,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.51%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $10,000,697
               (Collateralized by U.S. Treasury
               Notes in a joint trading
               account, zero coupon - 3.00%,
               Due 06/16/05 - 12/31/06;
               Total Par $10,311,190
               Market Value $10,200,066)                          10,000,000
  49,537,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.55%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $49,540,509
               (Collateralized by Corporate
               Bonds in a joint trading
               account, 8.00% - 8.28%,
               Due 06/15/07 - 03/15/13;
               Total Par $46,596,979
               Market Value $52,014,672)                          49,537,000
  130,000,000  Repurchase Agreement with:
               Citigroup
               2.55%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $130,009,208
               (Collateralized by Corporate Bonds &
               Asset-Backed Securities in a joint trading
               account, 2.87% - 8.50%,
               Due 06/15/05 - 08/25/44;
               Total Par $137,922,014
               Market Value $136,500,000)                        130,000,000
                                                             ---------------
               TOTAL REPURCHASE AGREEMENTS                       336,922,000
                                                             ---------------
               (Cost $336,922,000)

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

 PAR VALUE                                                           VALUE
 ---------                                                          ------

TOTAL INVESTMENTS - 100.02%                                  $ 3,807,758,862
                                                             ---------------
(Cost $3,807,758,862)*

NET OTHER ASSETS AND LIABILITIES - (0.02)%                          (685,677)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 3,807,073,185
                                                             ===============

-------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of January 31, 2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of January 31, 2005, these securities amounted to $806,974,710 or 20.20% of net assets. These
               securities are deemed to be liquid, except as described in (D).
(C)            Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of January 31, 2005.
(D)            Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at
               approximately the value at which the Fund has valued the
               investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule
               2a-7 under the Investment Company Act of 1940, as amended. As of
               January 31, 2005, this security amounted to $100,084,619 or 2.63%
               of net assets.
(E)            Discount yield at time of purchase.
(F)            Securities exempt from registration under section 4(2) of the
               Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the
               Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Act of 1940, as amended. As of January 31, 2005, these securities amounted to
               $102,534,554 or 2.69% of net assets. These securities are deemed to be liquid.
ACES           Automatically Convertible Securities
AMBAC          Ambac Assurance Corp.
BN             Bank Note
COP            Certificate of Participation
FGIC           Financial Guaranty Insurance Co.
FGIC SPI       FGIC Securities Purchase, Inc.
FHLB           Federal Home Loan Bank
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance, Inc.
GO             General Obligations
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Authority
HFC            Housing Finance Commission
IDA            Industrial Development Authority
IDR            Industrial Development Revenue
LOC            Letter of Credit
MBIA           MBIA Insurance Corp.
MTN            Medium Term Note
SPA            Stand-by Purchase Agreement

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.55%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 6.24%

$ 34,500,000   2.23%, 02/18/05 (A)                           $    34,499,592
  44,000,000   1.55%, 05/04/05                                    44,000,000
  90,000,000   2.30%, 08/29/05 (A)                                89,975,410
  50,000,000   2.31%, 09/06/05 (A)                                49,982,310
                                                             ---------------
                                                                 218,457,312
                                                             ---------------

               FEDERAL HOME LOAN BANK  - 5.51%

  25,000,000   1.50%, 03/01/05                                    25,000,000
  28,000,000   2.59%, 04/19/05 (A)                                27,998,236
  40,000,000   2.45%, 04/25/05 (A)                                39,996,340
  20,000,000   1.35%, 04/29/05                                    20,000,000
  80,000,000   2.28%, 07/15/05 (A)                                79,987,352
                                                             ---------------
                                                                 192,981,928
                                                             ---------------

               U.S. TREASURY NOTES  - 3.66%

  25,000,000   1.63%, 03/31/05                                    25,020,650
 103,000,000   1.63%, 04/30/05                                   103,013,354
                                                             ---------------
                                                                 128,034,004
                                                             ---------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 3.14%

  75,000,000   2.42%, 09/09/05 (A)                                75,000,000
  35,000,000   2.55%, 10/07/05 (A)                                35,009,338
                                                             ---------------
                                                                 110,009,338
                                                             ---------------

               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS                                       649,482,582
                                                             ---------------
               (Cost $649,482,582)

REPURCHASE AGREEMENTS - 81.57%

 600,000,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               2.43%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $600,040,500
               (Collateralized by U.S. Treasury
               Note, 3.00%,
               Due 12/31/06;
               Total Par $612,990,000
               Market Value $612,002,513)                        600,000,000



 PAR VALUE                                                           VALUE
 ---------                                                          ------

REPURCHASE AGREEMENTS (CONTINUED)

$ 56,441,000   Repurchase Agreement with:
               Goldman Sachs & Co.
               2.51%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $56,444,935
               (Collateralized by U.S. Government
               Agency Obligations, Principal Only
               Due 03/16/05 - 10/01/33;
               Total Par $120,492,752
               Market Value $58,060,813)                     $    56,441,000
  500,000,000  Repurchase Agreement with:
               Greenwich Capital Markets
               2.43%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $500,033,750
               (Collateralized by U.S. Treasury
               Notes, 1.25% - 4.38%,
               Due 05/31/05 - 02/15/13;
               Total Par $509,213,000
               Market Value $510,003,874)                        500,000,000
  700,000,000  Repurchase Agreement with:
               Lehman Brothers, Inc.
               2.40%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $700,046,667
               (Collateralized by U.S. Treasury
               Notes, 3.13% - 4.88%,
               Due 09/15/08 - 11/15/12;
               Total Par $687,372,000
               Market Value $713,776,422)                        700,000,000
  300,000,000  Repurchase Agreement with:
               Morgan Stanley & Co., Inc.
               2.47%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $300,020,583
               (Collateralized by U.S. Treasury
               Bonds, 5.25% - 6.25%,
               Due 02/15/29 - 02/15/31;
               Total Par $263,380,000
               Market Value $306,306,778)                        300,000,000
  700,000,000  Repurchase Agreement with:
               UBS Finance
               2.43%, Due 02/01/05
               dated 01/31/05
               Repurchase Price $700,047,250
               (Collateralized by U.S. Treasury
               Bills, zero coupon,
               Due 02/10/05 - 01/01/08;
               Total Par $716,382,000
               Market Value $711,847,480)                        700,000,000
                                                             ---------------
               TOTAL REPURCHASE AGREEMENTS                     2,856,441,000
                                                             ---------------
               (Cost $2,856,441,000)

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


 PAR VALUE                                                           VALUE
 ---------                                                          ------

TOTAL INVESTMENTS - 100.12%                                  $ 3,505,923,582
                                                             ---------------
(Cost $3,505,923,582)*

NET OTHER ASSETS AND LIABILITIES - (0.12)%                        (4,371,132)
                                                             ---------------
NET ASSETS - 100.00%                                         $ 3,501,552,450
                                                             ===============


-------------------------------------------
*              Aggregate cost for federal tax purposes.
(A) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on January 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GALAXY FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                           Glen P. Martin, President
                           (principal executive officer)

Date     MARCH 30, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                           Glen P. Martin, President
                           (principal executive officer)

Date     MARCH 30, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date     MARCH 30, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.